NOTES PAYABLE - OFFICER	6 Months Ended
Apr. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8. NOTES PAYABLE – OFFICER

On September 22, 2008, Advaxis entered into an agreement (the “Moore Agreement”) with the Company’s Chief Executive Officer, Thomas A. Moore, pursuant to which the Company agreed to sell senior promissory notes to Mr. Moore, from time to time (“the Moore Notes”). The terms and maturity date of the Moore Notes have been amended from time to time to change maturity dates and repayment provisions. Currently, under the terms of the amended and restated Moore Notes: (i) the maturity date is the earlier of (x) the date of consummation of an equity financing by us in an amount of $6.0 million or more and (y) the occurrence of any event of default as defined in the Moore Notes, (ii) Mr. Moore may elect, at his option, to receive accumulated interest thereon on or after April 15, 2011, (iii) we will make monthly installment payments of $100,000 on the outstanding principal amount beginning on June 15, 2011, and (iv) we may retain, at the option of Mr. Moore, $200,000 of the repayment amount for investment in our next equity financing.

In addition, Mr. Moore acquired a Note in the October 2011 offering in exchange for the cancellation of $400,000 of outstanding indebtedness owed by the Company under the Moore Notes. As an investor in the October 2011 offering, Mr. Moore received 1,568,627 warrants at an exercise price of $0.15. These warrants expire in October 2014.

During the six months ended April 30, 2012, the Company paid Mr. Moore $35,000 in principal.  As of April 30, 2012, the Company was not in default under the terms of the Moore Agreement.  As of April 30, 2012, the Company owed Mr. Moore approximately $388,000, inclusive of accrued interest in the amount of approximately $150,000 in the form of a Note Payable – Officer. He is also due approximately $471,000 in the form of the October 2011 Notes which is included in Notes Payable – convertible promissory notes and fair value of embedded derivative on the condensed balance sheet.